Equity Method Investments (Bergen Ultra LP) (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 19, 2025	Mar. 30, 2023
Schedule Of Equity Method Investments [Line Items]
Equity method investments		$ 53,875	$ 42,826
Gain/(loss) from equity method investments		(2,810)	(146)	$ (262)
Gain on deconsolidation of subsidiary (Note 4(b))		0	0	844
Revenues		213,541	228,209	262,098
Proceeds from convertible loan with limited partnership		0	0	25,189
Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Proceeds from convertible loan with limited partnership	$ 25,189
Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investments	3,675	4,227	5,012
Gain/(loss) from equity method investments		(765)	312	181
Gain on deconsolidation of subsidiary (Note 4(b))	$ 844
Ownership interest percent	25.00%
Equity method investments	$ 4,519
Bergen Joint Venture [Member] | Ecobulk AS [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership interest percent	75.00%
Bergen [Member]
Schedule Of Equity Method Investments [Line Items]
Accounts Receivable Net		158	246
Sale price of vessel					$ 26,400
Bergen [Member] | Commission On Loan Guarantee [Member]
Schedule Of Equity Method Investments [Line Items]
Interest and other income		52	40	28
Bergen [Member] | Administrative Service Agreement [Member]
Schedule Of Equity Method Investments [Line Items]
Revenues		$ 15	$ 15	$ 10
Bergen [Member] | Loan Agreement With Nordea [Member]
Schedule Of Equity Method Investments [Line Items]
Loan amount						$ 15,400